Share Based Compensation	12 Months Ended
Sep. 30, 2018
Share Based Compensation [Abstract]
Share Based Compensation

NOTE 17 – SHARE BASED COMPENSATION

HRG stockholders approved the adoption of the HRG Group, Inc. 2011 Omnibus Equity Award Plan (formerly, Harbinger Group, Inc. 2011 Omnibus Equity Award Plan), as amended (the “HRG Equity Plan”), pursuant to which incentive compensation and performance compensation awards may be provided to employees, directors, officers and consultants of HRG or of its subsidiaries or their respective affiliates.  The HRG Equity Plan authorizes the issuance of up to 24 million shares of common stock of HRG. In addition, stockholders approved the adoption of the Harbinger Group, Inc. 2014 Warrant Plan (the “HRG Warrant Plan”) pursuant to which the Company awarded, Philip Falcone, its former Chief Executive Officer, warrants representing the right to purchase approximately 3 million shares of common stock, at an exercise price of $13.125 per share. A portion of the warrants, representing 0.6 million shares, vested immediately upon approval of the grant, and the remainder vested in equal installments over four years, with an estimated grant date fair value of $9.6 million. As of September 30, 2018, there were no warrants outstanding and not yet vested.

Prior to the close of the Spectrum Merger, each stock option, warrant and restricted stock award granted under the HRG Equity Plan and HRG Warrant Plan that was outstanding and unvested immediately prior to the closing became fully vested, and each stock option and warrant became exercisable. Each exercisable award that was unexercised was adjusted (including to give effect to the reverse stock split) and remains outstanding, subject to the same terms and conditions as applied in the corresponding award. Each HRG restricted stock award became fully vested and treated as a share of HRG common stock for purpose of the reverse stock split and Spectrum Merger. As of September 30, 2018, there were 1.4 million shares available for issuance under the HRG Equity Plan.

The Spectrum stockholders approved the adoption of the Spectrum Brands Holdings, Inc. 2011 Omnibus Equity Award Plan, as amended (the “Spectrum Equity Plan”), pursuant to which incentive compensation and performance compensation awards may be provided to employees, directors, officers and consultants of Spectrum or of its subsidiaries or their respective affiliates. The Spectrum Plan authorized the issuance of up to 7.1 million shares of common stock of Spectrum, net cancellations, as amended.

Further, effective as of the closing date of the Spectrum Merger, each restricted stock award, restricted stock unit and performance stock unit under the Spectrum Equity Plan, whether vested or unvested, were assumed by SBH and automatically converted into a corresponding equity-based award in SBH with the right to hold or acquire shares of common stock equal to the number of shares of Spectrum common stock previously underlying such award.  Each new award is subject to the same terms and conditions as the corresponding Spectrum award. SBH will assume all rights and obligation in respect of each equity-based plan of Spectrum.  As of September 30, 2018, there were 1.6 million shares available for issuance under the Spectrum Plan.

Share based compensation expense is recognized as General and Administrative Expenses on the Consolidated Statements of Income and include costs from the Spectrum Equity Plan and the HRG Equity Plan. The following is a summary of the share based compensation expense for the years ended September 30, 2018, 2017 and 2016:

(in millions)	2018	2017	2016
Spectrum equity plan	$10.5	$49.0	$57.5
HRG Equity Plan	1.4	5.2	13.6
SBH	$11.9	$54.2	$71.1
SB/RH	$8.8	$46.2	$52.5

Spectrum Equity Plans

Spectrum measures share based compensation expense of its Restricted Stock Units (“RSUs”) based on the fair value of the awards, as determined based on the market price of the Company’s shares of common stock on the grant date and recognized these costs on a straight-line basis over the requisite period of the awards. Certain RSUs are performance-based awards that are dependent upon achieving specified financial metrics over a designated period of time. The following is a summary of the RSU activity for the years ended September 30, 2018, 2017 and 2016:

	SBH			SB/RH
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Shares	Fair Value	Date	Shares	Fair Value	Date
At September 30, 2015	0.6	$87.50	$53.2	0.5	$87.71	$42.1
Granted	0.6	94.88	56.0	0.6	95.00	54.1
Forfeited	(0.1)	92.26	(6.6)	(0.1)	92.26	(6.6)
Vested	(0.5)	86.97	(47.8)	(0.5)	86.78	(44.3)
At September 30, 2016	0.6	94.97	54.8	0.5	96.92	45.3
Granted	0.7	127.00	88.4	0.7	126.85	86.9
Forfeited	—	118.89	(1.4)	—	118.89	(1.4)
Vested	(0.5)	109.03	(54.6)	(0.5)	111.98	(48.4)
At September 30, 2017	0.8	114.67	87.2	0.7	116.32	82.4
Granted	0.4	102.96	45.9	0.4	102.92	44.4
Forfeited	(0.1)	115.08	(8.5)	(0.1)	115.08	(8.5)
Vested	(0.5)	113.07	(55.6)	(0.4)	114.07	(51.1)
At September 30, 2018	0.6	$107.71	$69.0	0.6	$108.75	$67.2

NOTE 17 – SHARE BASED COMPENSATION (continued)

	SBH			SB/RH
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Units	Fair Value	Date	Units	Fair Value	Date
Time-based grants	0.2	$96.25	$20.1	0.2	$95.65	$18.6
Performance-based grants
Vesting in less than 24 months	0.1	108.33	13.2	0.1	108.33	13.2
Vesting in more than 24 months	0.1	109.45	12.6	0.1	109.45	12.6
Total performance-based grants	0.2	$108.87	$25.8	0.2	$108.87	$25.8
Total grants	0.4	$102.96	$45.9	0.4	$102.92	$44.4

In addition to RSUs, Spectrum also provides a portion of its annual management incentive compensation plans to be paid in common stock, in lieu of cash payment, and is considered a liability plan.  Share based compensation expense associated with the annual management incentive compensation plan was $9.5 million, $13.8 million and $8.8 million for the years ended September 30, 2018, 2017 and 2016, respectively.  The remaining unamortized compensation cost related to non-vested RSUs at September 30, 2018 is $8.1 million for Spectrum and SB/RH.

HRG Equity Plans

The following is a summary of HRG stock option awards and warrants during the years ended September 30, 2018, 2017 and 2016:

	Stock Options			Warrants
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		Exercise	Grant Date		Exercise	Grant Date
(in millions, except per share data)	Options	Price	Fair Value	Units	Price	Fair Value
As of September 30, 2015	4.7	$9.25	$3.70	1.8	$13.13	$9.66
Granted	0.1	13.93	5.07	—	—	—
Exercised	(0.6)	7.82	3.05	(0.6)	13.13	(3.22)
As of September 30, 2016	4.2	9.48	3.80	1.2	13.13	6.44
Granted	0.3	15.39	5.96	—	—
Exercised	(0.5)	11.28	4.48	(0.6)	13.13	(3.22)
As of September 30, 2017	4.0	9.69	3.88	0.6	13.13	3.22
Granted	—	—	—	—	—	—
Exercised	(2.5)	8.38	(3.33)	(0.6)	13.13	(3.22)
As of July 13, 2018	1.5	11.80	4.78	—	$—	$—
Vested and exercisable at September 30, 2018	0.2	$73.29	$4.78

The fair value of stock option awards and warrants are determined using the Black-Scholes option pricing model.  The following assumptions were used in the determination of these grant date fair values for options awarded using the Black-Scholes option pricing model:

	2017	2016
Risk-free interest rate	1.80% to 2.25%	1.80% to 2.25%
Assumed dividend yield	- %	- %
Expected option term	5.0 to 6.5 years	5.0 to 5.5 years
Volatility	35.1% to 37.5%	37.4% to 37.9%

During the year ended September 30, 2018, HRG stock option awards with a fair value of $0.8 million vested.  The intrinsic value of HRG share options exercised during the year ended September 30, 2018 was $21.5 million which HRG received $19.9 million in cash settlement. As of September 30, 2018, there are 0.2 million vested and exercisable HRG options outstanding with a weighted average exercise price of $73.29, as converted due to the reverse stock split to facilitate the Spectrum Merger.

NOTE 17 – SHARE BASED COMPENSATION (continued)

HRG measures shared based compensation expense of its restricted stock awards based on the fair value of the awards, as determined based on the market price of the HRG shares of common stock on the grant date and recognizes these costs on a straight-line basis over the requisite period of the awards.  The following is a summary of HRG restricted stock awards during the years ended September 30, 2018, 2017 and 2016:

	Restricted Stock Awards			Restricted Stock Units
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Units	Fair Value	Date	Units	Fair Value	Date
As of September 30, 2015	4.3	$11.74	$50.3	0.1	$12.33	$0.5
Granted	0.1	13.93	1.4	0.1	13.93	0.1
Exercised	(2.4)	11.01	(26.5)	(0.1)	13.93	(0.1)
As of September 30, 2016	2.0	12.74	25.2	0.1	12.33	0.5
Granted	0.1	15.71	0.3	—	—	—
Exercised	(2.0)	12.73	(23.6)	(0.1)	12.33	(0.5)
As of September 30, 2017	0.1	13.36	1.9	—	—	—
Granted	0.1	16.85	0.4	—	—	—
Exercised	(0.2)	13.85	(2.3)	—	—	—
Outstanding, vested and exercisable at July 13, 2018	—	$—	$—	—	$—	$—

There is no remaining unrecognized pre-tax compensation cost associated with HRG share-based awards as of September 30, 2018.